Schedule of investments
Macquarie VIP Energy Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 1.19%♦
Sprott Physical Uranium Trust †	45,045	$ 872,290
Total Closed-Ended Trust (cost $872,522)		872,290

Common Stocks — 93.53%
Agriculture — 0.52%
Darling Ingredients †	10,353	384,717
		384,717
Coal & Consumable Fuels — 0.58%
Cameco	8,985	429,124
		429,124
Electrical Components & Equipment — 3.08%
Generac Holdings †	7,320	1,163,002
Sunrun †	61,184	1,104,983
		2,267,985
Energy — 0.38%
Kosmos Energy †	69,459	279,920
		279,920
Heavy Electrical Equipment — 0.40%
Net Power †	42,401	297,231
		297,231
Integrated Oil & Gas — 11.98%
Occidental Petroleum	13,794	710,943
Shell	185,692	6,020,327
Unit	66,568	2,100,220
		8,831,490
Oil & Gas Drilling — 4.52%
Valaris †	59,755	3,331,341
		3,331,341
Oil & Gas Equipment & Services — 9.73%
Baker Hughes	75,181	2,717,793
Schlumberger	106,159	4,453,370
		7,171,163
Oil & Gas Exploration & Production — 48.82%
ARC Resources	144,964	2,450,277
Chesapeake Energy	32,017	2,633,398
Chord Energy	31,746	4,134,282
ConocoPhillips	42,236	4,446,606
Diamondback Energy	20,176	3,478,342
EOG Resources	6,081	747,537
EQT	57,912	2,121,896
Granite Ridge Resources	272,412	1,618,127
Kimbell Royalty Partners	242,053	3,894,633
Parex Resources	209,442	1,858,334
Permian Resources	336,249	4,576,349
Talos Energy †	30,570	316,400
	Number ofshares	Value (US $)
Common Stocks (continued)
Oil & Gas Exploration & Production (continued)
Tourmaline Oil	79,691	$ 3,700,981
		35,977,162
Oil & Gas Refining & Marketing — 8.21%
Marathon Petroleum	18,610	3,031,755
Valero Energy	22,364	3,019,811
		6,051,566
Oil & Gas Storage & Transportation — 4.83%
Ardmore Shipping	23,976	433,966
Enterprise Products Partners	107,299	3,123,474
		3,557,440
Renewable Electricity — 0.48%
Spruce Power Holding †	124,583	353,816
		353,816
Total Common Stocks (cost $73,411,959)		68,932,955

Master Limited Partnerships — 2.79%
Dorchester Minerals	12,696	382,784
MPLX	19,363	860,879
Natural Resource Partners	8,317	813,403
Total Master Limited Partnerships (cost $1,575,502)		2,057,066

Short-Term Investments — 2.44%
Money Market Mutual Funds — 2.44%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	450,375	450,375
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	450,375	450,375
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	450,375	450,375
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	450,376	450,376
Total Short-Term Investments (cost $1,801,501)		1,801,501

Total Value of Securities—99.95% (cost $77,661,484)		73,663,812
Receivables and Other Assets Net of Liabilities—0.05%		37,274
Net Assets Applicable to 15,593,441 Shares Outstanding—100.00%		$73,701,086

NQ- IV073 [0924] 1124 (4017330)    1

Schedule of investments
Macquarie VIP Energy Series   (Unaudited)
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
2    NQ- IV073 [0924] 1124 (4017330)